Information by Geographic Area - Summary of Revenue Reported Based on Destination of Shipments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	€ 5,237	€ 4,743	€ 5,153
France [member]
Disclosure of geographical areas [line items]
Revenue	557	493	564
Germany [member]
Disclosure of geographical areas [line items]
Revenue	1,217	1,042	1,112
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	188	203	243
Switzerland [member]
Disclosure of geographical areas [line items]
Revenue	123	86	72
Other Europe [member]
Disclosure of geographical areas [line items]
Revenue	940	798	849
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,691	1,511	1,677
Canada [member]
Disclosure of geographical areas [line items]
Revenue	78	68	91
Asia and Other Pacific [member]
Disclosure of geographical areas [line items]
Revenue	270	292	266
Other countries [member]
Disclosure of geographical areas [line items]
Revenue	€ 173	€ 250	€ 279